Taxes on income - Schedule of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current:
Israel	$ 9,665	$ 4,549	$ 3,950
Foreign	2,882	3,885	1,008
Total current tax expense:	12,547	8,434	4,958
Deferred:
Israel	(10)	(3,729)	(1,897)
Foreign	(1,628)	911	230
Total deferred tax benefit	(1,638)	(2,818)	(1,667)
Income tax expense	$ 10,909	$ 5,616	$ 3,291